Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2025
Prospectus

The following information replaces similar information for Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Clayton Pfannenstiel is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Pfannenstiel has worked as a high yield research analyst and portfolio manager.
David Wagner is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for VIP Industrials Portfolio and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
VIPFCI-PSTK-0625-170 1.765122.170	June 23, 2025
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 30, 2025
Prospectus

The following information replaces similar information for Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Clayton Pfannenstiel is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Pfannenstiel has worked as a high yield research analyst and portfolio manager.
David Wagner is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for VIP Industrials Portfolio and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
VIPINVF-PSTK-0625-149 1.824639.149	June 23, 2025
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Industrials Portfolio, Materials Portfolio, and Utilities Portfolio
Service Class 2
April 24, 2025
Prospectus

The following information replaces similar information for Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Clayton Pfannenstiel is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Pfannenstiel has worked as a high yield research analyst and portfolio manager.
David Wagner is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for VIP Industrials Portfolio and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
VCIMU-PSTK-0625-100 1.9921035.100	June 23, 2025